PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, gross	$ 3,358,275	$ 3,138,977	$ 5,677,067
Accumulated depreciation	(1,473,725)	(993,380)	(1,253,919)
Property and equipment, net	1,884,550	2,145,597	4,423,148
Telecommunications Fiber and Equipment
Property, plant and equipment, gross	2,673,295	2,530,167	5,203,000
Film Production Equipment
Property, plant and equipment, gross	369,903	369,903	369,903
Office Furniture and Equipment
Property, plant and equipment, gross	209,499	133,329
Medical Equipment
Property, plant and equipment, gross	86,899	86,899	85,485
Leasehold Improvements
Property, plant and equipment, gross	$ 18,679	$ 18,679	$ 18,679